                              D O D G E & C O X

                                 Stock Fund



                             Investment Managers
                                 Dodge & Cox
                             One Sansome Street
                                 35th Floor
                                San Francisco
                            California 94104-4405
                               (415) 981-1710
                           For Fund literature and
                     information, please write or call:
                              Dodge & Cox Funds
                                  c/o BFDS
                                P.O. Box 9051
                                   Boston
                          Massachusetts 02205-9051
                               (800) 621-3979
--------------------------------------------------------------------------------
    This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by an effective prospectus.

Printed on recycled paper.                                          6/98 SF SAR


                             D O D G E  &  C O X

                                 Stock Fund
                              Established 1965



                             Semi-Annual Report
                                June 30, 1998



                                    1998

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Stock Fund had a total return of 1.1% for the quarter ended June 30, 1998, and +8.6% for the first half of 1998. This compared to returns of +3.3% and +17.7%, respectively, for the Standard & Poor's 500 Index (S&P
500). Longer-term results appear on page three of this report. On June 30, total net assets in the Fund were $4.8 billion. The asset allocation of the Fund was essentially unchanged from year-end 1997, with 91% invested in stocks and 9% in cash and equivalents.

Performance Review

The Fund's performance trailed the S&P 500 during the first half of 1998, held back by the relatively weak returns in industrial commodities, electronics/computer, energy and transportation stocks. The Fund's low representation in healthcare and telecom service stocks, which performed well during this period, also hurt relative performance. Sectors which contributed positively to relative performance during this period were in the broadly defined consumer area, including consumer durables (e.g., autos), consumer nondurables, retail and media/entertainment stocks.

High Valuation Stocks Rise Even Higher

The stock market's performance this year has been propelled by a relatively small number of large companies with high valuations. Just six companies in the S&P 500 accounted for 27% of the Index's 17.7% total return in the first half of 1998, and 18 companies accounted for one-half of the return. Investors appear to be enamored with a short list of very large capitalization companies selling at significant premiums to the market. While many of these "megacap" companies have excellent records, their stock prices have increased much faster than their earnings, causing their price/earnings (P/E) ratios to rise to unprecedented highs. Investors' expectations have increased along with the market valuations. From the current valuation levels, these stocks do not have much room for any disappointing news regarding earnings and revenue growth.

With our price-disciplined approach, we have generally not invested in high-valuation stocks, and consequently the Fund's recent results have trailed the S&P 500. At this juncture, we believe it is more important than ever to maintain our approach. Thus, we are primarily buyers of companies with durable business franchises, but which may be out of favor with other investors. Thorough analysis can often unearth companies that are currently selling at reasonable prices and have the potential for strong long-term earnings growth.

Global Economic Concerns Affect Basic Industry and Energy

Last year, investors were mindful that the U.S. was nearing the eighth year of economic expansion. Yet corporate earnings continued to grow. Already healthy profit margins continued to increase, due to higher productivity and the positive benefits of integrating global markets. Many U.S.-based companies were well-positioned to compete effectively in the world economy, further adding to investor optimism. This thesis for global growth was upset by currency devaluations and economic instability in Asia. Especially hard hit were the global markets for many basic industrial products. It is true that declines in commodity prices will result in near-term earnings disappointments for many companies in the basic industry arena, such as chemicals, metals, paper/forest products and energy. But are these basic industrial companies permanently weakened by the current instability in global markets? In fact, we believe that the reverse may be true. Significant, far-reaching changes are now in process as centralized governments in Asia and elsewhere move toward free market economies. No longer can these countries afford to subsidize unprofitable enterprises which have not been required to earn a fair return on capital. The effect of this change may well be to stabilize these basic industrial markets by "shaking out" the non-economic competitors. Thus, the market disruptions which have hurt profits in the near term may provide the opportunity for growth and higher profitability over the long term for well-financed industry leaders with a global presence.

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


--------------------------------------------------------------------------------

Staying with Our Price Discipline

Where does our price discipline lead us now? Over the past few months, incremental purchases in the Fund have largely been in a diversified group of industrial commodity and energy stocks. Most of the stocks we are buying are priced near historical lows relative to the market, yet we believe the long-term investment potential of these companies is promising. As an example, Dow Chemical is currently priced at about 15 times this year's estimated earnings, well below the market's P/E ratio of over 25. This discount to the market is due to concerns about the near-term profit outlook, as the chemical industry appears headed for a cyclical decline. Dow has been involved in a multi-year process to restructure and refocus its operations to improve profitability. We believe much of this progress is under-appreciated as investors focus on the expected decline in margins for Dow's commodity businesses over the next twelve months. While it is difficult to predict next year's earnings, the company has made substantial strides to improve its long-term earnings power, which we expect will become apparent over time. In the midst of this pessimism, we believe that patient investors can find investment bargains which will provide the potential for strong future performance.

We have also found attractive relative values in the technology area. One of the Fund's technology holdings is Motorola, a leading manufacturer of wireless communications equipment and semiconductors. We have added to the position in the Fund since the end of 1997, as Motorola's share price weakened to its lowest relative valuation (as measured by price to sales) in 20 years. Earnings are currently depressed due to weak demand in Asia, declining market share in digital wireless products, and pressure in its semiconductor business -- an industry-wide phenomenon. Also, the company has invested heavily in a satellite communications network (Iridium) that is scheduled to start up later this year, further pressuring current earnings. We believe that management is working hard to address the company's problems. A major restructuring is underway, including realignment of business units and reduction in employees, and new digital products are being developed and introduced. At its current depressed valuation, we believe Motorola represents an attractive long-term investment opportunity in an area of dramatic worldwide growth -- wireless communications. Please note that we highlight Dow and Motorola as examples of our investment approach, not because we consider them more attractive than the Fund's other holdings.

The Caution Light Remains On

The equity market has climbed to a historic high based on most valuation measures. We reiterate our warning that returns of the past decade are not likely to be repeated over the coming years. Although the recent investment results of the Fund compared to the S&P 500 have been disappointing, we believe our disciplined approach to investing is especially important in the current market environment.

We appreciate your continued confidence in the Dodge & Cox Stock Fund. Please write or call us with your comments or questions.

For the Board of Trustees,


/s/ Harry R. Hagey                         /s/ John A. Gunn

Harry R. Hagey, Chairman                   John A. Gunn, President

July 31, 1998

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

Objective   The Fund's primary objective is to provide shareholders with an opportunity for long-term growth of principal and income.
            A secondary objective is to achieve a reasonable current income.

Strategy The Fund seeks to achieve these objectives by investing in well-established companies which, in the view of Dodge & Cox, have positive earnings prospects not reflected in the current price. Dodge & Cox makes a conscious effort to maintain representation in major economic sectors and areas with strong long-term profit potential. The strategy is based on a long-term investment horizon and, as a result, portfolio turnover tends to be low.


20 Years of Investment Performance                         through June 30, 1998
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                        Dodge & Cox             S & P 500
Date                    Stock Fund                Index
7/1/78                  $10,000                 $10,000
6/30/79                  11,523                  11,374
6/30/80                  13,251                  13,319
6/30/81                  16,686                  16,041
6/30/82                  15,164                  14,166
6/30/83                  24,216                  22,839
6/30/84                  23,673                  21,777
6/30/85                  30,873                  28,528
6/30/86                  42,229                  38,760
6/30/87                  54,826                  48,514
6/30/88                  54,123                  45,170
6/30/89                  61,338                  54,438
6/30/90                  70,881                  63,412
6/30/91                  74,058                  68,098
6/30/92                  81,785                  77,236
6/30/93                  99,704                  87,755
6/30/94                 104,355                  88,991
6/30/95                 130,640                 112,178
6/30/96                 160,667                 141,338
6/30/97                 211,712                 190,334
6/30/98                 249,588                 247,776

Average annual total return for
periods ended June 30, 1998       1 Year      5 Years     10 Years     20 Years
-------------------------------------------------------------------------------
Dodge & Cox Stock Fund            17.90%       20.14%      16.51%       17.45%
S&P 500 Index                     30.18        23.07       18.56        17.41

The chart covers the period from July 1, 1978 to June 30, 1998. It compares a $10,000 investment made in the Dodge & Cox Stock Fund to a $10,000 investment made in the Standard & Poor's 500 Stock (S&P 500) Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 Index is a broad based, unmanaged measure of common stocks. Index returns include dividends and, unlike Fund returns, do not reflect fees and expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or a loss when shares are sold.

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

Fund Information                                                  June 30, 1998
--------------------------------------------------------------------------------


General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                         $100.39
Total Net Assets (millions)                                       $ 4,766
1997 Expense Ratio                                                  0.57%
1997 Portfolio Turnover                                               19%
Fund Inception Date                                                  1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy
Committee, whose eight members' average tenure at Dodge & Cox is 20 years.


Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Stocks:                                                             90.8%
Short-Term Investments:                                              9.2%


Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                       74
Median Market Capitalization                                  9.5 billion
Price to Earnings Ratio*                                            19.8x
Price to Book Value (trailing 12 months)                             3.2x
Foreign Stocks** (as percentage of Fund)                               9%


Ten Largest Stock Holdings                                      % of Fund
--------------------------------------------------------------------------------
General Motors                                                        2.8
Kmart                                                                 2.5
Citicorp                                                              2.4
Dow Chemical                                                          2.2
American Express                                                      2.2
Pharmacia & Upjohn                                                    2.2
Motorola                                                              2.1
Aluminum Co. of America                                               2.1
News Corp.                                                            2.1
R.R. Donnelley & Sons                                                 2.0


Ten Largest Sectors                                             % of Fund
--------------------------------------------------------------------------------
Energy                                                                9.7
Electronics & Computer                                                8.6
Banking                                                               8.1
Retail & Distribution                                                 6.7
Electric & Gas Utilities                                              6.4
Consumer Durables                                                     6.1
Media, Printing & Entertainment                                       6.0
Consumer Products                                                     5.8
Insurance & Financial Services                                        5.7
Transportation                                                        5.0

* Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
** All U.S. Dollar-denominated.

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


        Portfolio of Investments                                   June 30, 1998
        ------------------------------------------------------------------------
            SHARES                                                  MARKET VALUE
COMMON  CONSUMER: 22.4%
STOCKS: RETAIL AND DISTRIBUTION: 6.6%
88.6%     6,030,000    Kmart Corp., +..........................   $  116,077,500
          1,060,000    Nordstrom, Inc..........................       81,885,000
          1,330,000    Dillard's, Inc. Class A.................       55,111,875
          1,524,750    Genuine Parts Co........................       52,699,172
            320,000    Fleming Cos., Inc.......................        5,620,000
                                                                  --------------
                                                                     311,393,547
        CONSUMER DURABLES: 6.1%
          1,968,000    General Motors Corp.....................      131,487,000
          1,380,000    Ford Motor Co...........................       81,420,000
          1,146,300    Whirlpool Corp..........................       78,808,125
                                                                  --------------
                                                                     291,715,125
        CONSUMER PRODUCTS: 5.8%
            874,400    Sony Corp. ADR..........................       75,253,050
            418,600    Matsushita Electric
                        Industrial Co., Ltd. ADR...............       67,289,950
            958,300    Dole Food Co., Inc......................       47,615,531
          1,005,000    Fort James Corp.........................       44,722,500
            835,100    Bausch & Lomb, Inc......................       41,859,388
                                                                  --------------
                                                                     276,740,419
        MEDIA, PRINTING, AND ENTERTAINMENT: 3.9%
           2,145,000   R.R. Donnelley & Sons Co................       98,133,750
             598,000   Time Warner, Inc........................       51,091,625
             672,200   Dow Jones & Co..........................       37,475,150
                                                                  --------------
                                                                     186,700,525
                                                                  --------------
                                                                   1,066,549,616
        FINANCE: 13.8%
        BANKING: 8.1%
             772,000   Citicorp................................      115,221,000
             748,400   Golden West Financial Corp..............       79,564,275
           1,198,200   Republic New York Corp..................       75,411,712
             776,000   BankAmerica Corp........................       67,075,500
           1,300,000   Norwest Corp............................       48,587,500
                                                                  --------------
                                                                     385,859,987
        INSURANCE AND FINANCIAL SERVICES: 5.7%
             915,600   American Express Co.....................      104,378,400
             756,100   Loews Corp..............................       65,875,213
           1,236,000   The St. Paul Cos., Inc..................       51,989,250
             620,000   Chubb Corp..............................       49,832,500
                                                                  --------------
                                                                     272,075,363
                                                                  --------------
                                                                     657,935,350
        BASIC INDUSTRY: 13.0%
        PAPER AND FOREST PRODUCTS: 4.8%
           1,746,000   Weyerhaeuser Co.........................       80,643,375
           1,441,000   International Paper Co..................       61,963,000
           1,258,000   Champion International Corp.............       61,877,875
             718,600   Boise Cascade Corp......................       23,534,150
                                                                  --------------
                                                                     228,018,400

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

            Portfolio of Investments                               June 30, 1998
            --------------------------------------------------------------------
                SHARES                                              MARKET VALUE
COMMON      CHEMICALS: 4.0%
STOCKS      1,094,000   Dow Chemical Co.........................  $  105,776,125
(Continued)   798,100   Eastman Chemical Co.....................      49,681,725
              744,000   Nalco Chemical Co.......................      26,133,000
              370,000   Lubrizol Corp...........................      11,192,500
                                                                  --------------
                                                                     192,783,350
            METALS AND MINING: 3.3%
            1,535,000   Aluminum Co. of America.................     101,214,063
            1,168,600   Rio Tinto Plc...........................      55,216,350
               57,100   Rio Tinto Limited.......................       2,715,573
                                                                  --------------
                                                                     159,145,986
            GENERAL MANUFACTURING: 0.9%
            2,170,000   Archer Daniels Midland Co...............      42,043,750
                                                                  --------------
                                                                     621,991,486
            ENERGY: 9.7%
            3,245,200   Occidental Petroleum Corp...............      87,620,400
            1,518,200   Amerada Hess Corp.......................      82,457,237
            1,531,000   Phillips Petroleum Co...................      73,775,062
              745,000   Chevron Corp............................      61,881,563
            3,315,024   Union Pacific Resources Group, Inc......      58,220,109
            1,509,700   Unocal Corp.............................      53,971,775
              774,000   Royal Dutch Petroleum Co................      42,424,875
                                                                  --------------
                                                                     460,351,021
            ELECTRONICS AND COMPUTER: 8.6%
            1,935,000   Motorola, Inc...........................     101,708,437
            1,710,000   Electronic Data Systems.................      68,400,000
            1,108,000   Hewlett-Packard Co......................      66,341,500
              572,800   International Business Machines Corp....      65,764,600
            1,594,300   NCR Corp.,+.............................      51,814,750
            2,100,000   National Semiconductor Corp.,+..........      27,693,750
              460,000   Adobe Systems, Inc......................      19,521,250
            1,008,400   Sybase, Inc.,+ .........................       7,027,288
                                                                  --------------
                                                                     408,271,575
             ELECTRIC AND GAS UTILITIES: 6.4%
             2,201,000  Central & South West Corp...............      59,151,875
               761,900  FPL Group, Inc..........................      47,999,700
             1,150,000  Texas Utilities Co......................      47,868,750
             1,380,000  Pacific Gas & Electric Corp.............      43,556,250
             1,890,100  TransCanada PipeLines Ltd...............      42,054,725
             1,264,600  Wisconsin Energy Corp...................      38,412,225
               869,000  Edison International....................      25,689,812
                                                                  --------------
                                                                     304,733,337
             TRANSPORTATION: 5.0%
             1,992,900  Union Pacific Corp......................      87,936,712
             1,388,600  FDX Corp.,+.............................      87,134,650
             2,233,000  Canadian Pacific Ltd....................      63,361,375
                                                                  --------------
                                                                     238,432,737

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

            Portfolio of Investments                               June 30, 1998
            --------------------------------------------------------------------
                SHARES                                              MARKET VALUE
COMMON      CAPITAL EQUIPMENT: 4.8%
STOCKS        1,261,200  Deere & Co............................   $   66,685,950
(Continued)   1,170,000  Caterpillar, Inc......................       61,863,750
              1,200,000  Fluor Corp............................       61,200,000
                372,300  Lockheed Martin Corp..................       39,417,263
                                                                  --------------
                                                                     229,166,963
            HEALTHCARE AND PHARMACEUTICAL: 2.7%
              2,225,100  Pharmacia & Upjohn, Inc...............      102,632,738
                910,000  First Health Group Corp.+.............       25,935,000
                                                                  --------------
                                                                     128,567,738

            DIVERSIFIED TECHNOLOGY: 2.2%
                440,000  Xerox Corp............................       44,715,000
              1,125,000  Corning, Inc..........................       39,093,750
                775,300  Unova, Inc.,+.........................       16,668,950
                241,200  Raychem Corp..........................        7,130,475
                                                                  --------------
                                                                     107,608,175
                                                                  --------------
                            Total Common Stocks
                              (cost $3,199,003,031)............    4,223,607,998
                                                                  --------------
PREFERRED   CONSUMER: 2.2%
STOCKS:       3,500,500  News Corp. Ltd., Limited Voting
2.2%                      Ordinary Shares ADR..................       98,889,125
                 64,100  Kmart Financing I, 7 3/4% Trust
                          Convertible Preferred................        4,487,000
                                                                  --------------
                            Total Preferred Stocks
                              (cost $66,942,080)...............      103,376,125
                                                                  --------------
              PAR VALUE
SHORT-      $40,000,000  American Express Credit Corp., Comm.
TERM                      Paper, 5.70%, 7/1/1998...............       40,000,000
INVEST-      36,963,123  SSgA Prime Money Market Fund..........       36,963,123
MENTS         5,060,307  SSgA United States Treasury
9.0%                      Money Market Fund....................        5,060,307
            100,000,000  U.S. Treasury Bills, 8/6/1998.........       99,499,600
             45,000,000  U.S. Treasury Bills, 8/27/1998........       44,639,475
             12,000,000  U.S. Treasury Bills, 9/17/1998........       11,868,570
             40,000,000  U.S. Treasury Bills, 11/5/1998........       39,280,333
             45,000,000  U.S. Treasury Bills, 12/3/1998........       44,010,906
             50,000,000  U.S. Treasury Bills, 12/24/1998.......       48,758,222
             60,000,000  U.S. Treasury Bills, 1/7/1999.........       58,402,417
                                                                  --------------
                            Total Short-Term Investments
                              (cost $428,482,953)..............      428,482,953
                                                                  --------------
              TOTAL INVESTMENTS (cost $3,694,428,064)...   99.8%   4,755,467,076
              OTHER ASSETS LESS LIABILITIES.............    0.2%      10,871,906
                                                          ------  --------------
              TOTAL NET ASSETS..........................  100.0%  $4,766,338,982
                                                          ======  ==============

         +  Non-income producing

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

                   Statement of Assets and Liabilities             June 30, 1998
                   -------------------------------------------------------------
                   ASSETS:
                   Investments, at market value
                     (identified cost $3,694,428,064)..........   $4,755,467,076
                   Cash........................................       10,054,000
                   Dividends and interest receivable...........        7,966,606
                   Receivable for investments sold.............       18,581,115
                   Prepaid expenses............................          459,573
                                                                  --------------
                                                                   4,792,528,370
                                                                  --------------
                   LIABILITIES:
                   Payable for investments purchased...........       17,006,475
                   Payable for Fund shares redeemed............        6,454,217
                   Management fees payable.....................        1,932,585
                   Accounts payable............................          796,111
                                                                  --------------
Net asset value                                                       26,189,388
                                                                  --------------
per share $100.39        NET ASSETS............................   $4,766,338,982
                                                                  ==============
Beneficial         NET ASSETS CONSIST OF:
shares outstan-    Paid in capital.............................   $3,491,749,811
ding 47,479,215    Accumulated undistributed net investment
(par value $.01     income.....................................          515,096
each, unlimited    Accumulated undistributed net realized
shares              gain on investments........................      213,035,063
authorized)        Net unrealized appreciation on investments..    1,061,039,012
                                                                  --------------
                                                                  $4,766,338,982
                                                                  ==============

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

Statement of Operations                           Six Months Ended June 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends.........................................................  $ 38,210,359
Interest..........................................................    11,197,385
                                                                    ------------
                                                                      49,407,744
                                                                    ------------
EXPENSES:
Management fees (Note 2)..........................................    11,326,633
Custodian fees....................................................       116,681
Transfer agent fees...............................................       959,910
Accounting and audit fees.........................................        26,845
Legal fees........................................................         5,722
Shareholder reports...............................................       256,131
Registration fees.................................................       275,107
Trustees' fees....................................................         7,000
Miscellaneous.....................................................        32,308
                                                                    ------------
                                                                      13,006,337
                                                                    ------------
NET INVESTMENT INCOME.............................................    36,401,407
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments................................   213,035,063
  Change in unrealized appreciation of investments................   115,093,479
                                                                    ------------
     Net realized and unrealized gain on investments..............   328,128,542
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $364,529,949
                                                                    ============

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

Statement of Operations                                Six Months Ended June 30,
--------------------------------------------------------------------------------
                                                            1998            1997

OPERATIONS:
Net investment income..........................   $   36,401,407  $   21,267,971
Net realized gain..............................      213,035,063     118,072,505
Net change in unrealized appreciation..........      115,093,479     319,908,666
                                                  --------------  --------------
Net increase in net assets from operations.....      364,529,949     459,249,142
                                                  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................      (36,155,305)    (20,560,861)
Net realized gain..............................      (69,973,703)    (15,393,103)
                                                  --------------  --------------
Total distributions............................     (106,129,008)    (35,953,964)
                                                  --------------  --------------
BENEFICIAL SHARE TRANSACTIONS:
Amounts received from sale of shares...........      759,528,361     839,600,793
Net asset value of shares issued in
  reinvestment of distributions................       97,419,696      33,155,786
Amounts paid for shares redeemed...............     (435,968,104)   (222,209,371)
                                                  --------------  --------------
Net increase from beneficial share
  transactions.................................      420,979,953     650,547,208
                                                  --------------  --------------
Total increase in net assets...................      679,380,894   1,073,842,386

NET ASSETS:
Beginning of period............................    4,086,958,088   2,252,046,594
                                                  --------------  --------------
End of period (including undistributed net
  investment income of $515,096 and $919,796,
  respectively)................................   $4,766,338,982  $3,325,888,980
                                                  ==============  ==============

Shares sold....................................        7,658,209       9,733,209

Shares issued in reinvestment of distributions.          960,509         389,010
Shares redeemed................................       (4,356,645)     (2,632,615)
                                                  --------------  --------------
Net increase in shares outstanding.............        4,262,073       7,489,604
                                                  ==============  ==============

                See accompanying Notes to Financial Statements
================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


        Notes to Financial Statements
        ------------------------------------------------------------------------
   1 Dodge & Cox Stock Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan of reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles for investment companies. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

        The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee of $3,000 and an attendance fee of $1,500 for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

   3 For the six months ended June 30, 1998, purchases and sales of securities, other than short-term securities, aggregated $764,765,773 and $467,146,268, respectively. At June 30, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,061,039,012, of which $1,157,149,391 represented appreciated securities and $96,110,379 represented depreciated securities.

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        Six Months Ended
                                           June 30, 1998                             Year Ended December 31,
                                        ----------------        --------------------------------------------
                                                    1998           1997     1996     1995      1994     1993
Net asset value, beginning of period             $ 94.57         $79.81   $67.83   $53.94    $53.23   $48.37
Income from investment operations:
  Net investment income                              .78           1.48     1.28     1.27      1.15     1.04
  Net realized and unrealized gain                  7.35          20.86    13.67    16.54      1.60     7.70
                                                 -------         ------   ------   ------    ------   ------
  Total from investment operations                  8.13          22.34    14.95    17.81      2.75     8.74
                                                 -------         ------   ------   ------    ------   ------
Distributions to shareholders from:
  Net investment income                             (.78)         (1.49)   (1.29)   (1.26)    (1.15)   (1.04)
  Net realized gain                                (1.53)         (6.09)   (1.68)   (2.66)     (.89)   (2.84)
                                                 -------         ------   ------   ------    ------   ------
  Total distributions                              (2.31)         (7.58)   (2.97)   (3.92)    (2.04)   (3.88)
                                                 -------         ------   ------   ------    ------   ------
Net asset value, end of period                   $100.39         $94.57   $79.81   $67.83    $53.94   $53.23
                                                 =======         ======   ======   ======    ======   ======
Total return                                        8.57%         28.41%   22.26%   33.38%     5.16%   18.31%

Ratios/supplemental data:
  Net assets, end of period (millions)           $ 4,766         $4,087   $2,252   $1,228    $  543   $  436
  Ratio of expenses to average net assets            .57%*          .57%     .59%     .60%      .61%     .62%
  Ratio of net investment income to average
    net assets                                      1.59%*         1.67%    1.79%    2.07%     2.16%    1.95%
  Portfolio turnover rate                             11%            19%      10%      13%        7%      15%

* Annualized

================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


                      THIS PAGE INTENTIONALLY LEFT BLANK


================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


                      THIS PAGE INTENTIONALLY LEFT BLANK


================================================================================

                             D O D G E  &  C O X
================================================================================
                                 Stock Fund


                 General Information
                 ---------------------------------------------------------------

Investment       Since 1930, Dodge & Cox has been providing professional
Manager          investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions.
                 Dodge & Cox manages the Dodge & Cox Stock Fund, the Dodge & Cox
                 Balanced Fund and the Dodge & Cox Income Fund.

No-Load Fund     Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic        Shareholders may make regular monthly or quarterly investments
Investment Plan  of $100 or more through automatic deductions from their bank accounts.

Withdrawal Plan  Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

Reinvestment     Shareholders may direct that dividend and capital gains
Plan             distributions be reinvested in additional Fund shares.

                 The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has a Regular and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.

Shareholder      Fund literature and details on all of these Plans are available
Inquiries        from the Fund upon request.

                 Dodge & Cox Stock Fund
                 c/o BFDS
                 P.O. Box 9051
                 Boston, MA 02205-9051
                 (800) 621-3979

================================================================================

                               D O D G E & C O X

                                 Balanced Fund


                              Investment Managers
                                  Dodge & Cox
                              One Sansome Street
                                  35th Floor
                                 San Francisco
                             California 94104-4405
                                (415) 981-1710
                            For Fund literature and
                      information, please write or call:
                               Dodge & Cox Funds
                                   c/o BFDS
                                 P.O. Box 9051
                                    Boston
                           Massachusetts 02205-9051
                                (800) 621-3979

--------------------------------------------------------------------------------
  This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by an effective prospectus.

Printed on recycled paper.                                           6/98 BF SAR

                               D O D G E & C O X

                                 Balanced Fund
                                Established 1931


                               Semi-Annual Report
                                 June 30, 1998



                                     1998

                             D O D G E  &  C O X
 ===============================================================================
                                Balanced Fund

 To Our Shareholders
 -------------------------------------------------------------------------------
 During the second quarter, the Dodge & Cox Balanced Fund achieved a total return of 0.2%. This result compares with total returns of 3.3% for the Standard & Poor's 500 Index (S&P 500) of common stocks, 2.3% for the Lehman Brothers Aggregate Bond Index (LBAG), and 2.9% for the Combined Index (60% S&P 500, 40% LBAG) for the same period. For the first half of 1998, the Fund returned 6.8%, compared to 17.7% for the S&P 500, 3.9% for the LBAG, and 12.1% for the Combined Index. Longer-term results appear on page three of this report.

 On June 30, total net assets in the Fund were about $6 billion. The asset allocation of the Fund was essentially unchanged from year-end 1997, with 57% invested in stocks, 37% in bonds and 6% in cash and equivalents.

 Performance Review

 The performance of the equity portion of the Fund trailed the S&P 500 during the first half of 1998. Sectors which contributed positively to equity performance relative to the S&P 500 were in the broadly defined consumer area, including consumer durables (e.g., autos), consumer nondurables, retail and media/entertainment stocks. Equity holdings which were weak relative performers included industrial commodities, electronics/computer, energy and transportation stocks.

 The performance of the fixed-income portion of the Fund was essentially in line with the LBAG. Positive contributors to relative performance included the fixed-income portfolio's higher-than-market yield and individual security selection; key factors included the Fund's investment in more stable types of mortgage-related securities and longer-duration, call-protected corporate bonds. The general widening of corporate and mortgage yield premiums detracted slightly from relative performance.

 High Valuation Stocks Rise Even Higher

 The stock market's performance this year has been propelled by a relatively small number of large companies with high valuations. Just six companies in the S&P 500 accounted for 27% of the Index's 17.7% total return in the first half of 1998, and 18 companies accounted for one-half of the return. Investors appear to be enamored with a short list of very large capitalization companies selling at significant premiums to the market. While many of these "megacap" companies have excellent records, their stock prices have increased much faster than their earnings, causing their price/earnings (P/E) ratios to rise to unprecedented highs. Investors' expectations have increased along with the market valuations. From the current valuation levels, these stocks do not have much room for any disappointing news regarding earnings and revenue growth.

 With our price-disciplined approach, we have generally not invested in high-valuation stocks, and consequently the Fund's recent equity results have trailed the S&P 500. At this juncture, we believe it is more important than ever to maintain our approach. Thus, we are primarily buyers of companies with durable business franchises, but which may be out of favor with other investors. Thorough analysis can often unearth companies that are currently selling at reasonable prices and have the potential for strong long-term earnings growth.

 Staying with Our Price Discipline

 Where does our price discipline lead us now? Over the past few months, incremental equity purchases in the Fund have largely been in a diversified group of industrial commodity and energy stocks. Most of the stocks we are buying are priced near historical lows relative to the market, yet we believe the long-term investment potential of these companies is promising. As an example, Dow Chemical is currently priced at about 15 times this year's estimated earnings, well below the market's P/E ratio of over 25. This discount to the market is due to concerns about the near-term profit outlook, as the chemical industry appears headed for a cyclical decline. Dow has been involved in a multi-year process to restructure and refocus its operations to improve profitability. We believe much of this progress is under-appreciated as investors focus on the expected decline in margins for Dow's commodity businesses over the next
 ===============================================================================

                             D O D G E  &  C O X
 ===============================================================================
                                 Balanced Fund

 -------------------------------------------------------------------------------

 twelve months. While it is difficult to predict next year's earnings, the company has made substantial strides to improve its long-term earnings power, which we expect will become apparent over time. In the midst of this pessimism, we believe that patient investors can find investment bargains which will provide the potential for strong future performance. Please note that we highlight Dow as an example of our investment approach, not because we consider it more attractive than the Fund's other holdings.

 A Disciplined Approach to Fixed-Income Investing

 In the current fixed-income environment of relatively low interest rates and narrow yield premiums vs. U.S. Treasury issues, the temptation is to "reach for yield" when buying fixed-income securities. By this we mean purchasing higher-yielding securities in an attempt to enhance short-term performance, with less emphasis placed on each investment's fundamental characteristics and long-term total return potential. The danger of this approach is that a sudden change in economic conditions can lead to rapid credit deterioration, an outcome that would be most detrimental to higher-yielding, generally weaker credits. The financial distress in Southeast Asia is only the most recent example of how quickly economic conditions can change and how costly the consequences of these changes can be to fixed-income investors.

 At Dodge &Cox, we counter this temptation to "reach for yield" by asking ourselves a set of very basic questions before each corporate bond purchase. These questions include:

     . Is the company a weak player in a declining or cyclical commodity business?
     . Does the company have the financial wherewithal to withstand an ordinary economic downturn?
     . Does the company rely upon a "fad" product which could be subject to sudden or severe shifts in demand?
     . Is there a non-trivial possibility of an adverse change in the company's regulatory or legal environment?

 While these types of questions may seem simple, a great deal of research is required to be able to answer them with a high degree of confidence.

 To this end, we are committed to independent fundamental research, a hallmark of our investment philosophy. We utilize our in-house team of analysts to develop a thorough understanding of specific industries and conduct intensive research on industry participants. Only when we have a solid grasp of the fundamentals of a company will we consider the company's bonds as an investment for the Fund. This credit analysis, combined with the evaluation of each security's characteristics (e.g., structure and price), forms the basis of our corporate bond investment decisions.

 The Caution Light Remains On

 The equity market has climbed to a historic high based on most valuation measures. We reiterate our warning that returns of the past decade are not likely to be repeated over the coming years. Although the recent investment results of the equity portion of the Fund compared to the S&P 500 have been disappointing, we believe our disciplined approach to investing is especially important in the current market environment. In addition, we believe that a balanced approach to investing which utilizes both equity and fixed-income securities is a sound investment program, as over the long term, bonds provide relative stability and higher current income compared to the more volatile equity markets.

 We appreciate your continued confidence in the Dodge & Cox Balanced Fund. Please write or call us with your comments or questions.

 For the Board of Trustees,

 /s/ Harry R. Hagey, Chairman         /s/ John A. Gunn, President

     Harry R. Hagey, Chairman             John A. Gunn, President


 July 31, 1998
 ===============================================================================

                            D O D G E  &  C O X
================================================================================
                                 Balanced Fund



Objective  The Fund's objectives are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income.

Strategy The Fund seeks to achieve these objectives by investing in a diversified portfolio of stocks and bonds.

           Stocks: The Fund invests in well-established companies which, in the view of Dodge & Cox, have positive earnings prospects not reflected in the current price. Dodge & Cox makes a conscious effort to maintain representation in major economic sectors and areas with strong long-term profit potential. The Fund will hold no more than 75% of its total assets in stocks.

           Bonds: Dodge & Cox constructs a diversified portfolio of high-quality bonds, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income securities in the Fund will generally include U.S. Treasury, mortgage-related and corporate issues.


20 Years of Investment Performance                         through June 30, 1998
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



                                                            DODGE
                                                            & COX
                  S & P 500      LBAG         COMBINED     BALANCED
                   INDEX        INDEX          INDEX         FUND
                  ---------   ---------     ---------     ---------
 7/1/1978       $  10,000     $  10,000     $  10,000     $  10,000
6/30/1979          11,374        10,784        11,154        11,447
6/30/1980          13,319        11,194        12,496        12,763
6/30/1981          16,041        10,621        13,728        14,285
6/30/1982          14,166        12,038        13,415        13,957
6/30/1983          22,839        15,679        19,903        20,167
6/30/1984          21,777        15,924        19,472        19,416
6/30/1985          28,528        20,695        25,485        25,073
6/30/1986          38,760        24,836        33,004        33,111
6/30/1987          48,514        26,206        38,728        39,965
6/30/1988          45,170        28,319        38,724        39,875
6/30/1989          54,438        31,776        45,395        45,589
6/30/1990          63,412        34,270        51,376        51,490
6/30/1991          68,098        37,935        55,989        55,732
6/30/1992          77,236        43,267        63,748        63,207
6/30/1993          87,755        48,369        71,992        74,718
6/30/1994          88,991        47,735        72,248        76,964
6/30/1995         112,178        53,723        87,070        92,728
6/30/1996         141,338        56,415       102,054       107,289
6/30/1997         190,334        61,015       126,148       131,169
6/30/1998         247,776        67,447       154,196       151,352



Average annual total return for periods ended June 30, 1998      1 Year    5 Years   10 Years   20 Years
--------------------------------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                                        15.36%    15.15%     14.26%     14.55%
Combined Index                                                   22.24     16.46      14.82      14.66
S&P 500 Index                                                    30.18     23.07      18.56      17.41
Lehman Brothers Aggregate Bond Index                             10.54      6.88       9.07      10.01

The chart covers the period from July 1, 1978 to June 30, 1998. It compares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 investments made in the Standard & Poor's 500 Stock (S&P 500) Index, the Lehman Brothers Aggregate Bond (LBAG) Index and a Combined Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 Index is a broad-based, unmanaged measure of common stocks. The LBAG Index is a broad-based, unmanaged measure of investment grade-rated corporate and U.S. Government fixed-income securities. The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 Index and 40% of the LBAG Index. The Fund may, however, invest up to 75% of its total assets in stocks. Index returns include dividends and/or interest income, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund


Fund Information                                                  June 30, 1998
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $69.39
Total Net Assets (millions)                                              $5,956
1997 Expense Ratio                                                        0.55%
1997 Portfolio Turnover                                                     32%
Fund Inception Date                                                        1931

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 20 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 12 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Bonds                                                                     36.6%
Stocks                                                                    57.4%
Short-Term Investments                                                     6.0%

Stock Portfolio (57.4% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                             76
Median Market Capitalization                                        9.9 billion
Price to Earnings Ratio*                                                  19.7x
Price to Book Value (trailing 12 months)                                   3.1x
Foreign Stocks** (as percentage of Fund)                                     6%

Five Largest Sectors                                                   % of Fund
--------------------------------------------------------------------------------
Energy                                                                      6.1
Electronics & Computer                                                      5.4
Banking                                                                     5.4
Retail & Distribution                                                       4.2
Electric & Gas Utilities                                                    3.9

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
General Motors                                                              1.7
Citicorp                                                                    1.6
Kmart                                                                       1.5
American Express                                                            1.5
Dow Chemical                                                                1.4
Aluminum Co. of America                                                     1.4
Pharmacia &Upjohn                                                           1.3
Motorola                                                                    1.3
News Corp.                                                                  1.3
R.R. Donnelley & Sons                                                       1.2

Bond Portfolio (36.6% of Fund)
--------------------------------------------------------------------------------
Number of Bonds                                                             124
Average Quality                                                             AA+
Average Maturity                                                      9.6 years
Effective Duration                                                   4.35 years

Moody's/Standard & Poor's Quality Ratings                              % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      23.2
Aaa/AAA                                                                     1.4
Aa/AA                                                                       1.2
A/A                                                                         6.3
Baa/BBB                                                                     4.5
Ba/BB                                                                       0.0

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         9.3
Federal Agency CMO and REMIC+                                               8.3
Federal Agency Mortgage Pass-Through                                        5.6
Asset-Backed                                                                0.8
Corporate                                                                  11.1
Foreign (U.S. Dollar-denominated)                                           1.5

                    +Collateralized Mortgage Obligation and
                    Real Estate Mortgage Investment Conduit


* Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
** All U.S. Dollar-denominated.
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

          Portfolio of Investments                                 June 30, 1998
          ----------------------------------------------------------------------
                 SHARES                                             MARKET VALUE
COMMON    CONSUMER: 14.0%
STOCKS:   RETAIL AND DISTRIBUTION: 4.1%
56.0%
             4,628,000   Kmart Corp.,+ .........................  $   89,089,000
               842,000   Nordstrom, Inc.........................      65,044,500
             1,180,000   Dillard's, Inc. Class A................      48,896,250
             1,161,000   Genuine Parts Co.......................      40,127,062
               287,000   Fleming Cos., Inc......................       5,040,438
                                                                  --------------
                                                                     248,197,250
          CONSUMER DURABLES: 3.8%
             1,530,000   General Motors Corp....................     102,223,125
             1,133,000   Ford Motor Co..........................      66,847,000
             832,100     Whirlpool Corp.........................      57,206,875
                                                                  --------------
                                                                     226,277,000
          CONSUMER PRODUCTS: 3.7%
             730,000     Sony Corp. ADR.........................      62,825,625
             331,200     Matsushita Electric Industrial Co.,
                         Ltd. ADR...............................      53,240,400
             780,000     Fort James Corp........................      34,710,000
             690,100     Dole Food Co., Inc.....................      34,289,344
             682,100     Bausch & Lomb, Inc.....................      34,190,262
                                                                  --------------
                                                                     219,255,631
          MEDIA, PRINTING, AND ENTERTAINMENT: 2.4%
           1,622,000     R.R. Donnelley & Sons Co...............      74,206,500
             395,000     Time Warner, Inc.......................      33,747,812
             600,650     Dow Jones & Co.........................      33,486,238
                                                                  --------------
                                                                     141,440,550
                                                                  --------------
                                                                     835,170,431
          FINANCE: 9.2%
          BANKING: 5.4%
             642,000     Citicorp...............................      95,818,500
             660,000     Golden West Financial Corp.............      70,166,250
             948,400     Republic New York Corp.................      59,689,925
             634,000     BankAmerica Corp.......................      54,801,375
             1,087,000   Norwest Corp...........................      40,626,625
                                                                  --------------
                                                                     321,102,675

          INSURANCE AND FINANCIAL SERVICES: 3.8%
             758,900     American Express Co....................      86,514,600
             608,100     Loews Corp.............................      52,980,712
             534,000     Chubb Corp.............................      42,920,250
           1,009,000     The St. Paul Cos., Inc.................      42,441,062
               4,575     General Re Corp........................       1,159,763
                                                                  --------------
                                                                     226,016,387
                                                                  --------------
                                                                     547,119,062
          BASIC INDUSTRY: 8.2%
          PAPER AND FOREST PRODUCTS: 3.1%
           1,430,000     Weyerhaeuser Co........................      66,048,125
           1,120,000     Champion International Corp............      55,090,000
           1,034,000     International Paper Co.................      44,462,000
             566,000     Boise Cascade Corp.....................      18,536,500
                                                                  --------------
                                                                     184,136,625



                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Portfolio of Investments                              June 30, 1998
             -------------------------------------------------------------------
                 SHARES                                             MARKET VALUE

 COMMON      CHEMICALS: 2.5%
 STOCKS        850,000   Dow Chemical Co........................  $   82,184,375
(Continued)    596,700   Eastman Chemical Co....................      37,144,575
               567,700   Nalco Chemical Co......................      19,940,463
               274,000   Lubrizol Corp..........................       8,288,500
                                                                  --------------
                                                                     147,557,913

             METALS AND MINING: 2.1
             1,227,000   Aluminum Co. of America................      80,905,312
               925,900   Rio Tinto Plc..........................      43,748,775
                42,900   Rio Tinto Limited......................       2,040,247
                                                                  --------------
                                                                     126,694,334

             GENERAL MANUFACTURING: 0.5%
             1,710,000   Archer Daniels Midland Co..............      33,131,250
                                                                  --------------
                                                                     491,520,122

             ENERGY: 6.1%
             2,500,000   Occidental Petroleum Corp..............      67,500,000
             1,220,200   Amerada Hess Corp......................      66,272,112
             1,130,200   Phillips Petroleum Co..................      54,461,512
               557,000   Chevron Corp...........................      46,265,813
             2,528,085   Union Pacific Resources Group, Inc.....      44,399,493
             1,219,700   Unocal Corp............................      43,604,275
               578,000   Royal Dutch Petroleum Co...............      31,681,625
               292,000   Amoco Corp.............................      12,154,500
                                                                  --------------
                                                                     366,339,330

             ELECTRONICS AND COMPUTER: 5.4%
             1,500,000   Motorola, Inc. ........................      78,843,750
               872,000   Hewlett-Packard Co. ...................      52,211,000
               453,800   International Business Machines Corp. .      52,101,912
             1,275,400   Electronic Data Systems................      51,016,000
             1,325,500   NCR Corp.,+  ..........................      43,078,750
             1,720,000   National Semiconductor Corp.,+.........      22,682,500
               370,000   Adobe Systems, Inc. ...................      15,701,875
               901,800   Sybase, Inc.,+.........................       6,284,419
                                                                  --------------
                                                                     321,920,206

             ELECTRIC AND GAS UTILITIES: 3.9%
             1,772,200   Central & South West Corp..............      47,627,875
               827,000   Texas Utilities Co.....................      34,423,875
               502,800   FPL Group, Inc.........................      31,676,400
             1,388,100   TransCanada PipeLines Ltd..............      30,885,225
               926,000   Pacific Gas & Electric Corp............      29,226,875
               933,000   Wisconsin Energy Corp..................      28,339,875
               953,000   Edison International...................      28,173,063
                                                                  --------------
                                                                     230,353,188
             TRANSPORTATION: 3.1%
             1,597,600   Union Pacific Corp.....................      70,494,100
             1,040,000   FDX Corp.,+ ...........................      65,260,000
             1,690,000   Canadian Pacific Ltd...................      47,953,750
                                                                  --------------
                                                                     183,707,850
             CAPITAL EQUIPMENT: 3.0%
               949,000   CATERPILLAR, INC.......................      50,178,375
               934,000   Deere & Co.............................      49,385,250
               905,500   Fluor Corp.............................      46,180,500
               286,100   Lockheed Martin Corp...................      30,290,838
                                                                  --------------
                                                                     176,034,963

                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

           Portfolio of Investments                                                                                 June 30, 1998
           ----------------------------------------------------------------------------------------------------------------------
                 SHARES                                                                                              MARKET VALUE
 COMMON    HEALTHCARE AND PHARMACEUTICAL: 1.7%
 STOCKS       1,719,200  Pharmacia & Upjohn, Inc................................................................   $   79,298,100
(Continued)     754,000  First Health Group Corp.+..............................................................       21,489,000
                                                                                                                   --------------
                                                                                                                      100,787,100

           DIVERSIFIED TECHNOLOGY: 1.4%
                320,000  Xerox Corp.............................................................................       32,520,000
                810,000  Corning, Inc...........................................................................       28,147,500
                632,100  Unova, Inc.,+  ........................................................................       13,590,150
                270,400  Raychem Corp...........................................................................        7,993,700
                                                                                                                   --------------
                                                                                                                       82,251,350
                                                                                                                   --------------
                     Total Common Stocks (cost $2,520,707,407)..................................................    3,335,203,602

PREFERRED  CONSUMER: 1.4%
STOCKS:       2,718,000  News Corp. Ltd., Limited Voting Ordinary Shares ADR....................................       76,783,500
1.4%             57,500  Kmart Financing I, 7 3/4% Trust Convertible Preferred..................................        4,025,000
                                                                                                                   --------------
                     Total Preferred Stocks (cost $52,150,153)..................................................       80,808,500

              PAR VALUE
BONDS:     U.S. TREASURY AND GOVERNMENT AGENCY: 9.3%
36.6%      U.S. TREASURY: 8.3%
           $ 26,925,000  U.S. Treasury Notes, 5.25%, 7/31/1998..................................................       26,925,000
             83,500,000  U.S. Treasury Notes, 7.125%, 10/15/1998................................................       83,956,745
            104,050,000  U.S. Treasury Notes, 5.125%, 11/30/1998................................................      103,968,841
             97,225,000  U.S. Treasury Notes, 5.875%, 11/15/1999................................................       97,665,429
             70,850,000  U.S. Treasury Notes, 7.125%, 2/29/2000.................................................       72,621,250
             40,000,000  U.S. Treasury Notes, 6.75%, 4/30/2000..................................................       40,843,600
             53,000,000  U.S. Treasury Notes, 5.625%, 11/30/2000................................................       53,116,070
             13,200,000  U.S. Treasury Notes, 6.25%, 2/15/2003..................................................       13,583,592
                                                                                                                   --------------
                                                                                                                      492,680,527
           GOVERNMENT AGENCY: 1.0%
              5,000,000  Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds, 9.75%, 11/15/2014......................        6,393,200
             16,278,853  Govt. Small Business Admin. 504 Series 97-20F, 7.20%, 6/1/2017.........................       17,149,283
             18,417,303  Govt. Small Business Admin. 504 Series 97-20I, 6.90%, 9/1/2017.........................       19,153,811
             19,675,000  Govt. Small Business Admin. 504 Series 98-20D, 6.15%, 4/1/2018.........................       19,783,212
                                                                                                                   --------------
                                                                                                                       62,479,506
                                                                                                                   --------------
                                                                                                                      555,160,033

           FEDERAL AGENCY CMO* AND REMIC**: 8.3%
             16,200,000  Federal Home Loan Mtge. Corp., 7.00%, 3/15/2005........................................       16,336,566
             15,000,000  Federal Home Loan Mtge. Corp., 7.00%, 1/15/2006........................................       15,238,950
             15,000,000  Federal Home Loan Mtge. Corp., 7.00%, 10/15/2006.......................................       15,281,250
             30,115,957  Federal Home Loan Mtge. Corp., 6.75%, 11/15/2006.......................................       30,369,834
              5,934,000   Federal Home Loan Mtge. Corp., 6.00%, 1/15/2007.......................................        5,904,330
             21,500,000  Federal Home Loan Mtge. Corp., 6.50%, 10/15/2007.......................................       21,876,250
             12,609,000  Federal Home Loan Mtge. Corp., 7.00%, 1/15/2008........................................       12,955,748
             10,000,000  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008........................................       10,162,500
             14,750,000  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008........................................       14,998,832
             16,474,350  Federal Home Loan Mtge. Corp., 6.50%, 8/15/2008........................................       16,829,537
             26,000,000  Federal Home Loan Mtge. Corp., 6.00%, 12/15/2008.......................................       26,040,560
             18,331,153  Federal Home Loan Mtge. Corp., 7.00%, 5/17/2020........................................       18,491,551
             22,072,689  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2021........................................       21,955,262
             25,000,000  Federal Home Loan Mtge. Corp., 6.75%, 8/15/2021........................................       25,390,500
             28,000,000  Federal Home Loan Mtge. Corp., 7.00%, 8/25/2023........................................       29,058,680



                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Portfolio of Investments                                                                        June 30, 1998
             -------------------------------------------------------------------------------------------------------------
              PAR VALUE                                                                                       MARKET VALUE
BONDS        FEDERAL AGENCY CMO* AND REMIC** (CONTINUED)
(Continued)  $ 4,600,803   Federal Natl. Mtge. Assn., 5.00%, 12/25/2004.................................    $    4,561,972
              29,051,707   Federal Natl. Mtge. Assn., 6.00%, 9/18/2005..................................        29,006,096
               7,690,498   Federal Natl. Mtge. Assn., 5.00%, 1/1/2006...................................         7,370,804
              21,840,000   Federal Natl. Mtge. Assn., 7.50%, 2/25/2007..................................        22,597,411
              21,674,800   Federal Natl. Mtge. Assn., 6.50%, 8/25/2008..................................        22,209,734
              15,475,000   Federal Natl. Mtge. Assn., 6.00%, 3/25/2009..................................        15,392,673
                 925,866   Federal Natl. Mtge. Assn., 6.50%, 4/1/2009...................................           927,023
               9,989,005   Federal Natl. Mtge. Assn., 5.70%, 8/25/2016..................................         9,907,794
              13,730,000   Federal Natl. Mtge. Assn., 7.00%, 6/17/2022..................................        14,347,850
              12,586,553   Veterans Affairs Vendee Mtge. Trust, 6.50%, 11/15/2009.......................        12,590,455
              15,929,940   Veterans Affairs Vendee Mtge. Trust, 6.75%, 8/15/2014........................        16,173,828
              27,000,000   Veterans Affairs Vendee Mtge. Trust, 6.75%, 9/15/2014........................        27,432,270
               8,000,000   Veterans Affairs Vendee Mtge. Trust, 6.75%, 5/15/2019........................         8,151,840
              23,000,000   Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2019........................        23,486,680
                                                                                                            --------------
                                                                                                               495,046,780

             FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.6%
                 801,173   Federal Home Loan Mtge. Corp., 6.50%, 2/1/2006...............................           805,908
                 646,764   Federal Home Loan Mtge. Corp., 7.50%, 7/1/2006...............................           657,455
                 182,945   Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006...............................           184,924
                 432,780   Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008...............................           437,986
                 250,349   Federal Home Loan Mtge. Corp., 7.50%, 2/1/2008...............................           253,663
               1,093,340   FEderal Home Loan Mtge. Corp., 8.00%, 2/1/2008...............................         1,130,863
                 214,903   Federal Home Loan Mtge. Corp., 7.25%, 4/1/2008...............................           218,150
              27,249,582   Federal Home Loan Mtge. Corp., 7.00%, 5/1/2008...............................        27,853,705
              40,472,405   Federal Home Loan Mtge. Corp., 7.00%, 12/1/2008..............................        41,369,679
              10,063,115   Federal Home Loan Mtge. Corp., 6.50%, 2/1/2009...............................        10,158,816
              21,117,835   Federal Home Loan Mtge. Corp., 6.00%, 9/1/2009...............................        21,086,158
               1,024,244   Federal Home Loan Mtge. Corp., 8.75%, 5/1/2010...............................         1,069,146
              16,876,229   Federal Home Loan Mtge. Corp., 7.50%, 8/1/2010...............................        17,391,967
               6,415,812   Federal Home Loan Mtge. Corp., 8.00%, 11/1/2010..............................         6,636,002
                 362,926   Federal Home Loan Mtge. Corp., 7.75%, 1/1/2012...............................           370,341
               1,147,336   Federal Home Loan Mtge. Corp., 8.25%, 2/1/2017...............................         1,187,585
               9,257,286   Federal Home Loan Mtge. Corp., 8.50%, 1/1/2023...............................         9,717,188
                 608,664   Federal Natl. Mtge. Assn., 6.50%, 1/1/2004...................................           611,640
               3,212,471   Federal Natl. Mtge. Assn., 7.50%, 12/1/2006..................................         3,293,361
               5,276,306   Federal Natl. Mtge. Assn., 7.50%, 9/1/2007...................................         5,457,019
               9,296,582   Federal Natl. Mtge. Assn., 7.00%, 12/1/2007..................................         9,515,795
              19,147,924   Federal Natl. Mtge. Assn., 7.00%, 12/1/2007..................................        19,491,629
              10,056,820   Federal Natl. Mtge. Assn., 6.50%, 5/1/2008...................................        10,137,778
              17,795,021   Federal Natl. Mtge. Assn., 8.00%, 6/1/2008...................................        18,406,636
              25,285,242   Federal Natl. Mtge. Assn., 6.50%, 11/1/2008..................................        25,509,522
              10,706,060   Federal Natl. Mtge. Assn., 6.00%, 1/1/2009...................................        10,642,466
               5,211,914   Federal Natl. Mtge. Assn., 8.00%, 1/1/2009...................................         5,334,029
               1,366,617   Federal Natl. Mtge. Assn., 7.50%, 8/1/2010...................................         1,414,613
               4,551,535   Federal Natl. Mtge. Assn., 7.50%, 7/1/2019...................................         4,680,753
              17,668,746   Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007....................................        18,154,813
              21,494,923   Govt. Natl. Mtge. Assn., 7.50%, 1/15/2008....................................        22,227,041
              10,666,943   Govt. Natl. Mtge. Assn., 8.00%, 12/15/2008...................................        11,009,778
               9,608,249   Veterans Affairs Vendee Mtge. Trust, 5.63439%, 2/15/24.......................         9,184,813
               7,224,048   Veterans Affairs Vendee Mtge. Trust, 7.20914%, 2/15/25.......................         7,494,950
               8,978,209   Veterans Affairs Vendee Mtge. Trust, 8.7925%, 6/15/2025......................         9,749,707
                                                                                                            --------------
                                                                                                               332,845,879

                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Portfolio of Investments                                                                         June 30, 1998
             --------------------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                       MARKET VALUE
BONDS        ASSET-BACKED SECURITIES: 0.8%
(Continued) $  27,700,000   CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate
                            Reduction CTF. 1997-, A-5, 6.25%, 6/25/2004..............................        $   27,942,375
               18,000,000   CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate
                            Reduction Cft. 1997-, A-6, 6.38%, 9/25/2008..............................            18,303,660
                                                                                                             --------------
                                                                                                                 46,246,035

             CORPORATE: 11.1%
             FINANCE: 5.6%
               19,775,000   BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++...............            21,491,668
                2,000,000   Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001...........             2,259,640
                4,400,000   CIGNA Corp., 8.30%, 1/15/2023............................................             5,079,624
                1,800,000   CIGNA Corp., 7.65%, 3/1/2023.............................................             1,952,820
               18,680,000   Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++.............            20,321,412
                5,000,000   First Nationwide Bank Sub. Debentures, 10.00%, 10/1/2006.................             6,032,550
               40,700,000   Ford Motor Credit Co. Global Notes, 7.20%, 6/15/2007.....................            43,217,295
               22,500,000   GMAC Global Notes, 6.125%, 1/22/2008.....................................            22,260,375
               30,000,000   GMAC Put Notes, 8.875%, 6/1/2010, Putable 2000/2005......................            36,043,800
                7,500,000   General Electric Capital Corp., 8.70%, 3/1/2007..........................             8,835,825
                5,000,000   Golden West Financial, 7.875%, 1/15/2002.................................             5,267,050
               10,000,000   Golden West Financial, 6.70%, 7/1/2002...................................            10,168,900
               24,100,000   Golden West Financial, 6.00%, 10/1/2003..................................            23,844,781
                6,000,000   Hartford Financial Services Group, 8.30%, 12/1/2001......................             6,384,960
               10,000,000   Hartford Financial Services Group, 6.375%, 11/1/2002.....................            10,079,200
               25,160,000   J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++...........            26,118,344
               14,400,000   Norwest Corp., 6.20%, 12/1/2005..........................................            14,488,560
               11,050,000   Norwest Corp., 6.875%, 8/8/2006..........................................            11,572,223
               19,700,000   Norwest Corp., 6.75%, 10/1/2006..........................................            20,447,812
                7,500,000   Norwest Corp., 6.55%, 12/1/2006..........................................             7,726,650
               15,000,000   Norwest Corp., 6.75%, 6/15/2007..........................................            15,616,350
               14,175,000   Safeco Corp. Notes, 6.875%, 7/15/2007....................................            14,812,308
                                                                                                             --------------
                                                                                                                334,022,147

             INDUSTRIAL: 5.1%
               13,800,000   Dayton Hudson Corp., 9.35%, 6/16/2020....................................            17,983,884
                7,500,000   Dayton Hudson Corp., 9.875%, 7/1/2020....................................            10,247,850
                8,450,000   Dayton Hudson Corp., 9.70%, 6/15/2021....................................            11,369,222
               12,750,000   Dayton Hudson Corp., 9.00%, 10/1/2021....................................            16,135,507
                9,000,000   Dayton Hudson Corp., 8.80%, 5/15/2022....................................            11,267,190
               25,000,000   Lockheed Martin Corp., 7.65%, 5/1/2016...................................            27,884,000
               35,000,000   Lockheed Martin Corp., 7.75%, 5/1/2026...................................            39,881,800
                5,975,000   May Department Stores, 7.625%, 8/15/2013.................................             6,693,374
               14,000,000   May Department Stores, 8.125%, 8/15/2035, Callable 2015..................            15,923,180
               10,700,000   May Department Stores, 7.875%, 8/15/2036, Callable 2016..................            11,903,643
               28,325,000   Raytheon Co., 6.75%, 8/15/2007...........................................            29,045,305
               20,000,000   Raytheon Co., 6.75%, 3/15/2018...........................................            20,418,800
               17,500,000   Raytheon Co., 7.20%, 8/15/2027...........................................            18,721,150
               26,425,000   Time Warner Entertainment Sr. Debentures, 8.375%, 7/15/2033..............            31,239,899
                3,450,000   Union Camp Corp. Debentures, 9.25%, 2/1/2011.............................             4,240,499
               24,650,000   Walt Disney Co. Debentures, 7.55%, 7/15/2093, Callable 2023..............            28,173,717
                                                                                                             --------------
                                                                                                                301,129,020


                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Portfolio of Investments                                                                         June 30, 1998
             --------------------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                       MARKET VALUE
BONDS        TRANSPORTATION: 0.4%
(Continued)  $  7,802,254  Consolidated Rail Corp., 95-A Pass-Through Trust, 6.76%, 5/25/2015...........     $    8,020,483
               12,550,000  Consolidated Rail Corp., 9.75%, 6/15/2020....................................         16,838,084
                                                                                                             --------------
                                                                                                                 24,858,567
             UTILITIES: 0.0%
                  750,000  Idaho Power Co. 1st Mtge. Bonds, 9.50%, 1/1/2021, Callable 2001..............            826,170
                                                                                                             --------------
                                                                                                                660,835,904

             FOREIGN (U.S. DOLLAR-DENOMINATED): 1.5%
             CANADIAN CORPORATE: 1.0%
                8,750,000  Canadian Pacific Ltd., 9.45%, 8/1/2021.......................................         11,397,925
               12,000,000  Hydro-Quebec, 7.50%, 4/1/2016................................................         13,287,360
               30,000,000  Hydro-Quebec, 8.40%, 1/15/2022...............................................         36,629,100
                                                                                                             --------------
                                                                                                                 61,314,385

             INTERNATIONAL AGENCY: 0.5%
                7,200,000  European Investment Bank, 10.125%, 10/1/2000.................................          7,838,856
               17,765,000  Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003............         18,501,182
                                                                                                             --------------
                                                                                                                 26,340,038
                                                                                                             --------------
                                                                                                                 87,654,423
                                                                                                             --------------
                            Total Bonds (cost $2,101,308,930)...........................................      2,177,789,054
                                                                                                             --------------

SHORT-TERM     60,000,000  American Express Credit Corp., Commercial Paper, 5.70%, 7/1/1998.............         60,000,000
INVESTMENTS:   20,528,175  SSGA Prime Money Market Fund.................................................         20,528,175
6.1%            6,804,313  SSGA United States Treasury Money Market Fund................................          6,804,313
               75,000,000  U.S. Treasury Bills, 7/2/1998................................................         74,989,688
               40,000,000  U.S. Treasury Bills, 7/9/1998................................................         39,955,733
               35,000,000  U.S. Treasury Bills, 8/6/1998................................................         34,824,050
               20,000,000  U.S. Treasury Bills, 9/17/1998...............................................         19,781,817
               75,000,000  U.S. Treasury Bills, 10/15/1998..............................................         73,882,583
               35,000,000  U.S. Treasury Bills, 11/5/1998...............................................         34,370,292
                                                                                                             --------------
                            Total Short-Term Investments (cost $365,136,651)............................        365,136,651

             TOTAL INVESTMENTS (cost $5,039,303,141)..............................       100.1%               5,958,937,807
             OTHER ASSETS LESS LIABILITIES........................................        (0.1)                  (3,223,530)
                                                                                         -----               --------------
             TOTAL NET ASSETS.....................................................       100.0%              $5,955,714,277
                                                                                         =====               ==============


+    Non-income producing
++   Cumulative Preferred Securities
*    CMO: Collateralized Mortgage Obligation
**   REMIC: Real Estate Mortgage Investment Conduit


                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                      Statements of Assets and Liabilities                           June 30, 1998
                      -----------------------------------------------------------------------------
                      ASSETS:
                      Investments, at market value (identified cost $5,039,303,141)  $5,958,937,807
                      Cash.........................................................       7,017,599
                      Dividends and interest receivable............................      29,447,858
                      Receivable for investments sold..............................      19,957,517
                      Prepaid expenses.............................................         170,995
                                                                                     --------------
                                                                                      6,015,531,776
                                                                                     --------------
                      LIABILITIES:
                      Payable for investments purchased............................      19,823,381
                      Payable for Fund shares redeemed.............................      36,829,742
                      Management fees payable......................................       2,448,730
                      Accounts payable.............................................         715,646
                                                                                     --------------
Net asset value                                                                          59,817,499
per share $69.39                                                                     --------------
                          NET ASSETS...............................................  $5,955,714,277
Beneficial                                                                           ==============
shares outstanding    NET ASSETS CONSIST OF:
85,827,536            Paid in capital..............................................  $4,844,555,334
(par value $.01       Accumulated undistributed net investment income..............         154,448
each, unlimited       Accumulated undistributed net realized gain on investments...     191,369,829
shares authorized)    Net unrealized appreciation on investments...................     919,634,666
                                                                                     --------------
                                                                                     $5,955,714,277
                                                                                     ==============


                      Statement of Operations                        Six Months Ended June 30, 1998
                      -----------------------------------------------------------------------------
                      INVESTMENT INCOME:
                      Dividends....................................................  $   30,210,343
                      Interest.....................................................      78,445,110
                                                                                     --------------
                                                                                        108,655,453
                                                                                     --------------
                      EXPENSES:
                      Management fees (Note 2).....................................      14,354,593
                      Custodian fees...............................................         143,750
                      Transfer agent fees..........................................         843,297
                      Accounting and audit fees....................................          36,635
                      Legal fees...................................................          10,941
                      Shareholder reports..........................................         162,550
                      Registration fees............................................         270,477
                      Trustees' fees...............................................           7,000
                      Miscellaneous................................................          43,524
                                                                                     --------------
                                                                                         15,872,767
                                                                                     --------------
                      NET INVESTMENT INCOME........................................      92,782,686
                                                                                     --------------
                      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                        Net realized gain on investments...........................     191,181,093
                        Change in unrealized appreciation of investments...........      89,938,177
                                                                                     --------------
                          Net realized and unrealized gain on investments..........     281,119,270
                                                                                     --------------
                      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........  $  373,901,956
                                                                                     ==============




                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Statement of Changes in Net Assets                                           Six Months Ended June 30,
             ------------------------------------------------------------------------------------------------------
                                                                              1998                          1997
             OPERATIONS:
             Net investment income................................       $   92,782,686              $   71,382,956
             Net realized gain....................................          191,181,093                 109,101,970
             Net change in unrealized appreciation................           89,938,177                 308,368,285
                                                                         --------------              --------------
             Net increase in net assets from operations...........          373,901,956                 488,853,211
                                                                         --------------              --------------
             DISTRIBUTIONS TO SHAREHOLDERS FROM:
             Net investment income................................          (93,508,952)                (70,206,661)
             Net realized gain....................................          (68,169,038)                (14,501,695)
                                                                         --------------              --------------
             Total distributions..................................         (161,677,990)                (84,708,356)
                                                                         --------------              --------------
             BENEFICIAL SHARE TRANSACTIONS:
             Amounts received from sale of shares.................        1,210,723,604                 951,280,707
             Net asset value of shares issued in reinvestment of
              distributions.......................................          156,195,103                  81,739,496
             Amounts paid for shares redeemed.....................         (700,025,656)               (357,020,943)
                                                                         --------------              --------------
             Net increase from beneficial share transactions......          666,893,051                 675,999,260
                                                                         --------------              --------------
             Total increase in net assets.........................          879,117,017               1,080,144,115
             NET ASSETS:
             Beginning of period..................................        5,076,597,260               3,629,826,889
                                                                         --------------              --------------
             End of period (including undistributed net
              investment income of $154,448 and $1,766,263,
              respectively).......................................       $5,955,714,277              $4,709,971,004
                                                                         ==============              ==============

             Shares sold..........................................           17,704,691                  15,379,771
             Shares issued in reinvestment of distributions.......            2,246,471                   1,307,411
             Shares redeemed......................................          (10,146,111)                 (5,766,787)
                                                                         --------------              --------------
             Net increase in shares outstanding...................            9,805,051                  10,920,395
                                                                         ==============              ==============

                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund


     Notes to Financial Statements
     ---------------------------------------------------------------------------

1 Dodge & Cox Balanced Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan or reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles for investment companies. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee of $3,000 and an attendance fee of $1,500 for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

3 For the six months ended June 30, 1998, purchases and sales of securities, other than short-term securities, aggregated $1,089,507,864 and $668,282,119, respectively, of which U.S. government obligations aggregated $304,246,895 and $144,206,521, respectively. At June 30, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $919,634,666, of which $999,829,594 represented appreciated securities and $80,194,928 represented depreciated securities.


The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.


                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

             Financial Highlights
             ------------------------------------------------------------------

             SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                                                               Six Months Ended
                                                                        June 30,                           Year Ended December 31,
                                                               ----------------         ------------------------------------------
                                                                           1998         1997      1996     1995     1994     1993
             Net asset value, beginning of period                       $ 66.78         $59.82   $54.60   $45.21   $46.40   $42.44
             Income from investment operations:
               Net investment income                                       1.10           2.21     1.98     1.90     1.76     1.66
               Net realized and unrealized gain (loss)                     3.43          10.24     5.92    10.58     (.83)    5.03
                                                                        -------         ------   ------   ------   ------   ------
               Total from investment operations                            4.53          12.45     7.90    12.48      .93     6.69
                                                                        -------         ------   ------   ------   ------   ------

             Distributions to shareholders from:
               Net investment income                                      (1.11)         (2.22)   (1.99)   (1.90)   (1.76)   (1.66)
               Net realized gain                                           (.81)         (3.27)    (.69)   (1.19)    (.36)   (1.07)
                                                                        -------         ------   ------   ------   ------   ------
               Total distributions                                        (1.92)         (5.49)   (2.68)   (3.09)   (2.12)   (2.73)
                                                                        -------         ------   ------   ------   ------   ------

             Net asset value, end of period                             $ 69.39         $66.78   $59.82   $54.60   $45.21   $46.40
                                                                        =======         ======   ======   ======   ======   ======


             Total return                                                  6.80%         21.21%   14.75%   28.02%    1.99%   15.95%

             Ratios/supplemental data
               Net assets, end of period (millions)                     $ 5,956         $5,077   $3,630   $1,800   $  725   $  487
               Ratio of expenses to average net assets                      .55%*          .55%     .56%     .57%     .58%     .60%
               Ratio of net investment income to average
                net assets                                                 3.21%*         3.39%    3.60%    3.85%    3.94%    3.67%
               Portfolio turnover rate                                       13%            32%      17%      20%      20%      15%

*     Annualized


                See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                 General Information
                 ---------------------------------------------------------------

Investment       Since 1930, Dodge & Cox has been providing professional
Manager          investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions.
                 Dodge & Cox manages the Dodge & Cox Balanced Fund, the Dodge &
                 Cox Stock Fund and the Dodge & Cox Income Fund.

No-Load Fund     Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic        Shareholders may make regular monthly or quarterly investments
Investment Plan  of $100 or more through automatic deductions from their bank accounts.

Withdrawal Plan  Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

Reinvestment     Shareholders may direct that dividend and capital gains
Plan             distributions be reinvested in additional Fund shares.

                 The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has a Regular and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.

Shareholder      Fund literature and details on all of these Plans are available
Inquiries        from the Fund upon request.


                 Dodge & Cox Balanced Fund
                 c/o BFDS
                 P.O. Box 9051
                 Boston, MA 02205-9051
                 (800) 621-3979

================================================================================

                              D O D G E  &  C O X

                                  Income Fund




                              Investment Managers
                                  Dodge & Cox
                               One Sansome Street
                                   35th Floor
                                 San Francisco
                             California 94104-4405
                                 (415) 981-1710
                            For Fund literature and
                       information, please write or call:
                               Dodge & Cox Funds
                                    c/o BFDS
                                 P.O. Box 9051
                                     Boston
                            Massachusetts 02205-9051
                                 (800) 621-3979
--------------------------------------------------------------------------------
     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by an effective prospectus.

Printed on recycled paper.                                          6/98 IF SAR


                              D O D G E  &  C O X

                                  Income Fund
                                Established 1989


                               Semi-Annual Report
                                 June 30, 1998

                              D O D G E  &  C O X
================================================================================

                                  Income Fund


To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Income Fund provided a total return of 2.4% for the quarter ended June 30, 1998, and 3.9% for the first half of 1998. This compared to returns of 2.3% and 3.9%, respectively, for the Lehman Brothers Aggregate Bond Index (LBAG), a broad-based index composed of investment-grade bonds. Longer-term results appear on page three of this report. On June 30, total net assets in the Fund were $827 million.

Expectations of Slower Growth and Low Inflation Lead to a Drop in Interest Rates

Bond yields fell during the second quarter amid expectations that the economy is slowing, inflation will remain low, and the Federal Reserve will not raise interest rates. The yield on the 30-year U.S. Treasury bond dropped 35 basis points (one basis point equals 1/100th of one percent) to 5.62%. U.S. gross domestic product (GDP), which grew at a rapid rate of 5.5% in the first quarter, slowed considerably during the second quarter. Inflation (as measured by the Consumer Price Index) remained under control, growing at a 1.4% rate through June 30, and the Federal Reserve left the Fed Funds rate unchanged at its May meeting.

Positive contributors to performance relative to the LBAG included the portfolio's higher-than-market yield and individual security selection; key factors included the Fund's investment in more stable types of mortgage-related securities and longer-duration, call-protected corporate bonds. The Fund's relative performance was negatively affected by a slightly lower-than-market duration (a measure of a bond's price sensitivity to changes in interest rates). The general widening of corporate and mortgage yield premiums also detracted marginally from relative performance, as the Fund had overweighted positions in both of these sectors.

The Importance of a Disciplined Approach

We are fortunate to be living in an extended period of domestic prosperity. Though we do not anticipate its imminent demise, we do believe that it is now especially important to remain disciplined investors. In the current environment of relatively low interest rates and narrow yield premiums, the temptation is to "reach for yield." By this we mean purchasing higher-yielding securities in an attempt to enhance short-term performance, with less emphasis placed on each investment's fundamental characteristics and long-term total return potential. The danger of this approach is that a sudden change in economic conditions can lead to rapid credit deterioration, an outcome that would be most detrimental to higher-yielding, generally weaker credits. The financial distress in Southeast Asia is only the most recent example of how quickly economic conditions can change and how costly the consequence of these changes can be to fixed-income investors.

At Dodge &Cox, we counter this temptation to "reach for yield" by asking ourselves a set of very basic questions before each corporate bond purchase. These questions include:

     . Is the company a weak player in a declining or cyclical commodity business?
     . Does the company have the financial wherewithal to withstand an ordinary economic downturn?
     . Does the company rely upon a "fad" product which could be subject to sudden or severe shifts in demand?
     . Is there a non-trivial possibility of an adverse change in the company's regulatory or legal environment?

While these types of questions may seem simple, a great deal of research is required to be able to answer them with a high degree of confidence.

To this end, we are committed to independent fundamental research, a hallmark of our investment philosophy. We do not rely upon Wall Street or rating agency research to make investment decisions. Rather, we utilize our in-house team of analysts to develop a thorough understanding of specific industries, conduct extensive research on industry participants, and monitor factors critical to industry and company performance. Only when we have a solid grasp of the fundamentals of a company--its market position, strength of franchise, cash flow outlook, and quality of the

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

balance sheet--will we consider the company's bonds as an investment for the Fund. This credit analysis, combined with the evaluation of each security's characteristics (e.g., structure and price), forms the basis of our corporate bond investment decisions.


An Example of our Approach

The Fund's investment in the Lockheed Martin Corporation is an example of our approach. The Fund currently holds two Lockheed Martin debentures, which together comprise approximately 2.7% of the portfolio. Please note that we highlight these bonds as examples of our investment approach, not because we consider them more attractive than the Fund's other holdings.

Lockheed Martin is the largest defense company in the United States with 1997 revenues of $28 billion. The company is organized into five divisions: Space and Strategic Missiles, Electronics, Information and Services, Aeronautics and Energy, and Materials. The core of the company is the former Martin Marietta, which purchased GE's Aerospace division in 1993, merged with Lockheed in 1995 and acquired Loral in 1996. Lockheed Martin today represents the consolidation of 17 major defense companies. The strength of its market position is reflected in its involvement in all of the U.S. government's "high-priority" programs, most of which involve long-term contracts.

We consider Lockheed Martin to be a well-managed company. Its strong profit margins and high free cash flow are due to modest capital spending needsgiven the mature nature of the defense business, as well as to lower costs resulting from ongoing productivity programs. Though current debt levels are relatively high at 70% of total capital, Lockheed Martin's cash flow covers its interest expense by almost five times. We believe this strong cash flow will continue due to the company's durable business franchises, its competitive market position and the sustainability of its key product lines. Management intends to use excess cash flow to reduce Lockheed's overall debt level over the next few years. These factors give us confidence in the company's ability to meet its debt obligations over a wide variety of economic conditions.

The structure of the debentures is attractive as well: both are non-callable and have long maturities (20 and 30 years, respectively). We find these features attractive because the longer maturity gives them a higher yield than comparable shorter-maturity bonds, and the combination of the longer duration and non-callable feature allows the Fund to benefit from improvement in the issuer's credit strength. These securities are priced at yield premiums of 90 and 100 basis points, respectively, compared to the benchmark 30-year Treasury. While much of this incremental yield is due to the company's high debt load, our analysis suggests that the company's strong cash flow appears stable and more than adequate to service its obligations. We believe the combination of strong fundamentals, attractive security structure and incremental yield makes the Lockheed Martin bonds an attractive investment opportunity.

In Closing

Over time, our investment philosophy and methodology have not changed. We will remain committed to a disciplined approach, relying upon independent fundamental research.

Thank you for your continued confidence in the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey, Chairman     /s/ A. Horton Shapiro, Executive Vice President
----------------------------     -----------------------------------------------
Harry R. Hagey, Chairman         A. Horton Shapiro, Executive Vice President

July 31, 1998

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Objective    The Fund's primary objective is to provide shareholders with a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund seeks to achieve these objectives by investing in a diversified portfolio of primarily high-quality bonds and other fixed-income securities, while striving to maintain the Fund's yield higher than that of the broad bond market. Dodge & Cox conducts thorough fundamental research on each of the Fund's investments, taking many factors into consideration including creditworthiness and structural characteristics. Fixed-income securities in the Fund will generally include U.S. Treasury, mortgage-related and corporate issues.


Investment Performance Since Inception              through June 30, 1998
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                              DODGE & COX
                                INCOME        LBAG
                                 FUND        INDEX
                                 ----        -----

  1/1/89                        $ 10,000     $ 10,000
12/31/89                          11,411       11,455
12/31/90                          12,256       12,482
12/31/91                          14,451       14,479
12/31/92                          15,581       15,550
12/31/93                          17,350       17,067
12/31/94                          16,848       16,568
12/31/95                          20,252       19,630
12/31/96                          20,988       20,339
12/31/97                          23,088       22,308
 6/30/98                          23,980       23,182

                                                                                                                9.5 Years
Average annual total return for periods ended June 30, 1998         1 Year             5 Years              (Since Inception)
----------------------------------------------------------------------------------------------------------------------------------
Dodge & Cox Income Fund                                             11.04%             7.31%                       9.64%
Lehman Brothers Aggregate  Bond Index                               10.54              6.88                        9.25

The chart covers the period from January 1, 1989 to June 30, 1998. It compares a $10,000 investment made in the Dodge & Cox Income Fund to a $10,000 investment made in the Lehman Brothers Aggregate Bond (LBAG) Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions.
The LBAG Index is a broad-based unmanaged measure of investment grade-rated corporate and U.S. Government fixed-income securities. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Fund Information                                                   June 30, 1998
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $12.14
Total Net Assets (millions)                                              $  827
1997 Expense Ratio                                                         0.49%
1997 Portfolio Turnover                                                      28%
30 Day SEC Yield*                                                          5.93%
Fund Inception Date                                                         1989

Investment Manager:  Dodge & Cox, San Francisco.
Managed by the Fixed-Income Strategy Committee, whose ten members' average tenure at Dodge & Cox is 12 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 20 years.

Asset Allocation
--------------------------------------------------------------------------------
[PIE CHART APPEARS HERE]
Bonds:                                                                    96.5%
Short-Term Investments:                                                    3.5%

Bond Characteristics
--------------------------------------------------------------------------------
Number of Bonds                                                             96
Average Quality                                                            AA+
Average Maturity                                                    10.4 years
Effective Duration                                                  4.25 years

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                       23.8
Federal Agency CMO and REMIC+                                             20.0
Federal Agency Mortgage Pass-Through                                      17.1
Asset-Backed                                                               2.1
Corporate                                                                 28.4
Foreign (U.S. Dollar-denominated)                                          5.1
Short-Term Investments                                                     3.5

     +Collateralized Mortgage Obligation and
      Real Estate Mortgage Investment Conduit

Moody's/Standard & Poor's
Quality Ratings                                                        % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                     60.9
Aaa/AAA                                                                    3.8
Aa/AA                                                                      3.1
A/A                                                                       17.0
Baa/BBB                                                                   11.7
Ba/BB                                                                      0.0
Short-Term Investments                                                     3.5

Maturity Breakdown                                                     % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                     13.2
1-5                                                                       39.8
5-10                                                                      19.9
10-15                                                                      4.6
15-20                                                                      3.5
20-25                                                                      9.9
25 and Over                                                                9.1


* An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                     Portfolio of Investments                                                               June 30, 1998
                     ----------------------------------------------------------------------------------------------------
                     PAR VALUE                                                                               MARKET VALUE
BONDS:               U.S. TREASURY AND GOVERNMENT AGENCY: 23.8%
96.5%                U.S. TREASURY: 21.4%
                     $24,500,000     U.S. Treasury Notes, 5.25%, 7/31/1998..............................     $ 24,500,000
                      29,000,000     U.S. Treasury Notes, 7.125%, 10/15/1998............................       29,158,630
                      15,000,000     U.S. Treasury Notes, 5.125%, 11/30/1998............................       14,988,300
                      10,000,000     U.S. Treasury Notes, 5.625%, 11/30/1998............................       10,012,500
                      45,000,000     U.S. Treasury Notes, 5.875%, 11/15/1999............................       45,203,850
                      32,500,000     U.S. Treasury Notes, 6.75%, 4/30/2000..............................       33,185,425
                      20,000,000     U.S. Treasury Notes, 6.25%, 2/15/2003..............................       20,581,200
                                                                                                              -----------
                                                                                                              177,629,905
                     GOVERNMENT AGENCY: 2.4%
                       6,234,199     Govt. Small Business Admin. 504 Series 97-20E, 7.30%, 5/1/2017.....        6,603,138
                       6,643,811     Govt. Small Business Admin. 504 Series 97-20J, 6.55%, 10/1/2017....        6,791,968
                       6,325,000     Govt. Small Business Admin. 504 Series 98-20C, 6.35%, 3/1/2018.....        6,422,532
                                                                                                              -----------
                                                                                                               19,817,638
                                                                                                              -----------
                                                                                                              197,447,543
                     FEDERAL AGENCY CMO* AND REMIC**: 20.0%
                         370,264     FBC Mtge. Sec. Trust IV-A2, 8.30%, 8/1/2009........................          371,997
                         255,009     Federal Home Loan Mtge. Corp., 7.00%, 10/15/2005...................          254,450
                      21,000,000     Federal Home Loan Mtge. Corp., 7.10%, 11/15/2006...................       21,360,780
                      10,900,000     Federal Home Loan Mtge. Corp., 8.00%, 4/15/2007....................       11,284,879
                      13,000,000     Federal Home Loan Mtge. Corp., 7.00%, 9/15/2007....................       13,406,250
                      13,284,798     Federal Home Loan Mtge. Corp., 6.00%, 8/15/2008....................       13,263,941
                      14,100,000     Federal Home Loan Mtge. Corp., 6.00%, 10/15/2008...................       14,047,125
                      20,000,000     Federal Home Loan Mtge. Corp., 6.50%, 4/15/2022....................       20,456,200
                      10,000,000     Federal Home Loan Mtge. Corp., 6.00%, 6/17/2022....................        9,834,300
                       3,000,000     Federal Natl. Mtge. Assn., 7.00%, 2/25/2007........................        3,064,680
                      10,000,000     Federal Natl. Mtge. Assn., 7.00%, 7/17/2015........................       10,184,300
                       9,000,000     Federal Natl. Mtge. Assn., 6.00%, 6/25/2023........................        8,884,620
                      12,616,000     Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2010..............       13,112,692
                      14,877,000     Veterans Affairs Vendee Mtge. Trust, 7.25%, 7/15/2016..............       15,304,714
                      10,000,000     Veterans Affairs Vendee Mtge. Trust, 8.00%, 7/15/2018..............       10,393,700
                                                                                                              -----------
                                                                                                              165,224,628
                     FEDERAL AGENCY MORTGAGE PASS-THROUGH: 17.1%
                          29,617     Federal Home Loan Mtge. Corp., 7.00%, 1/1/2003.....................           29,757
                           6,595     Federal Home Loan Mtge. Corp., 6.00%, 10/1/2003....................            6,565
                       1,808,444     Federal Home Loan Mtge. Corp., 8.00%, 12/1/2003....................        1,852,443
                          42,032     Federal Home Loan Mtge. Corp., 7.00%, 3/1/2006.....................           42,366
                         194,072     Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006.....................          196,172
                         481,959     Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008.....................          487,757
                         293,973     Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008.....................          301,125
                         391,594     Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008.....................          403,843
                         171,094     Federal Home Loan Mtge. Corp., 7.50%, 10/1/2008....................          175,335
                       6,050,404     Federal Home Loan Mtge. Corp., 7.00%, 11/1/2008....................        6,184,542
                         305,330     Federal Home Loan Mtge. Corp., 8.00%, 5/1/2009.....................          315,809
                         156,130     Federal Home Loan Mtge. Corp., 8.25%, 5/1/2009.....................          160,432
                         651,618     Federal Home Loan Mtge. Corp., 8.00%, 8/1/2009.....................          672,001
                          94,186     Federal Home Loan Mtge. Corp., 6.50%, 6/1/2012.....................           94,531

                See accompanying Notes to Financial Statements
===============================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                     Portfolio of Investments                                                               June 30, 1998
                     ----------------------------------------------------------------------------------------------------
                     PAR VALUE                                                                               MARKET VALUE
BONDS                FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)          $ 5,865,635     Federal Natl. Mtge. Assn., 7.50%, 9/1/2007.........................     $  6,066,533
                       2,390,380     Federal Natl. Mtge. Assn., 6.25%, 12/1/2007........................        2,386,364
                      16,386,495     Federal Natl. Mtge. Assn., 7.00%, 7/1/2008.........................       16,712,751
                      14,213,207     Federal Natl. Mtge. Assn., 6.50%, 12/1/2008........................       14,339,278
                      11,629,617     Federal Natl. Mtge. Assn., 6.50%, 7/1/2009.........................       11,732,771
                       7,630,477     Federal Natl. Mtge. Assn., 8.00%, 8/1/2010.........................        7,892,737
                         642,610     Federal Natl. Mtge. Assn., 7.50%, 2/1/2011.........................          656,927
                       1,774,968     Federal Natl. Mtge. Assn., 8.00%, 1/1/2012.........................        1,848,629
                         383,679     Federal Natl. Mtge. Assn., 6.50%, 1/1/2013.........................          386,437
                       1,983,207     Federal Natl. Mtge. Assn., 8.00%, 8/1/2022.........................        2,065,014
                       5,579,039     Govt. Natl. Mtge. Assn., 7.25%, 2/15/2006..........................        5,711,262
                       7,067,498     Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007..........................        7,261,925
                      20,430,856     Govt. Natl. Mtge. Assn., 7.00%, 4/15/2009..........................       20,826,602
                       9,575,378     Govt. Natl. Mtge. Assn., 7.50%, 9/15/2017..........................        9,928,423
                       6,412,372     Veterans Affairs Vendee Mtge. Trust, 9.2925%, 5/15/2025............        6,983,458
                      14,653,748     Veterans Affairs Vendee Mtge. Trust, 8.098%, 10/15/2027............       15,711,455
                                                                                                              -----------
                                                                                                              141,433,244

                     ASSET-BACKED SECURITIES: 2.1%
                      10,000,000     CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate
                                     Reduction Cft. 1997-1 A-7, 6.42%, 9/25/2008........................       10,189,000
                       7,251,000     CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate
                                     Reduction Cft. 1997-1 A-2, 6.14%, 3/25/2002........................        7,270,215
                                                                                                              -----------
                                                                                                               17,459,215
                     CORPORATE: 28.4%
                     INDUSTRIAL: 13.2%
                       2,450,000     Dayton Hudson Corp., 9.35%, 6/16/2020..............................        3,192,791
                       1,000,000     Dayton Hudson Corp., 9.70%, 6/15/2021..............................        1,345,470
                       8,250,000     Dayton Hudson Corp., 9.00%, 10/1/2021..............................       10,440,622
                       4,435,000     Dayton Hudson Corp., 8.875%, 4/1/2022..............................        5,589,076
                       9,750,000     Lockheed Martin Corp., 7.65%, 5/1/2016.............................       10,874,760
                      10,000,000     Lockheed Martin Corp., 7.75%, 5/1/2026.............................       11,394,800
                       5,000,000     May Department Stores, 7.625%, 8/15/2013...........................        5,601,150
                       7,500,000     May Department Stores, 7.875%, 8/15/2036, Callable 2016............        8,343,675
                      10,000,000     Raytheon Co., 6.75%, 8/15/2007.....................................       10,254,300
                      12,500,000     Raytheon Co., 6.75%, 3/15/2018.....................................       12,761,750
                       8,000,000     Time Warner Entertainment Sr. Debentures, 8.375%, 7/15/2033........        9,457,680
                       2,500,000     Union Camp Corp. Debentures, 9.25%, 2/1/2011.......................        3,072,825
                      15,034,000     Walt Disney Co. Debentures, 7.55%, 7/15/2093, Callable 2023........       17,183,111
                                                                                                              -----------
                                                                                                              109,512,010

                     FINANCE: 11.4%
                       6,000,000     BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++.........        6,520,860
                       1,450,000     Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001.....        1,638,239
                       1,000,000     CIGNA Corp., 7.65%, 3/1/2023.......................................        1,084,900
                       5,430,000     Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++.......        5,907,134
                       1,315,000     Citicorp Capital Trust II, 8.015%, 2/15/2027, Callable 2007++......        1,431,654
                       4,000,000     First Nationwide Bank Sub. Debentures, 10.00%, 10/1/2006...........        4,826,040
                      10,000,000     Ford Motor Credit Co. Global Notes, 7.20%, 6/15/2007...............       10,618,500

                See accompanying Notes to Financial Statements
===============================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                     Portfolio of Investments                                                               June 30, 1998
                     ----------------------------------------------------------------------------------------------------
                     PAR VALUE                                                                               MARKET VALUE
BONDS                FINANCE (CONTINUED)
(Continued)          $13,500,000     GMAC Put Notes, 8.875%, 6/1/2010, Putable 2000/2005................     $ 16,219,710
                       4,500,000     Hartford Financial Services Group, 8.30%, 12/1/2001................        4,788,720
                      10,000,000     Hartford Financial Services Group, 6.375%, 11/1/2002...............       10,079,200
                       6,800,000     J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++.....        7,059,012
                       5,000,000     Norwest Corp., 5.75%, 2/1/2003.....................................        4,934,550
                       3,375,000     Norwest Corp., 6.50%, 6/1/2005.....................................        3,456,709
                       5,200,000     Norwest Corp., 6.20%, 12/1/2005....................................        5,231,980
                       7,625,000     Norwest Corp., 6.875%, 8/8/2006....................................        7,985,357
                       2,500,000     Norwest Corp., 6.55%, 12/1/2006....................................        2,575,550
                                                                                                             ------------
                                                                                                               94,358,115

                     TRANSPORTATION: 3.6%
                       5,630,000     Consolidated Rail Corp., 9.75%, 6/15/2020..........................        7,553,658
                         400,000     Norfolk & Western Railroad Equip. Tr., 10.125%, 7/1/2000...........          431,024
                       1,000,000     Seaboard Coast Line Railroad Equip. Tr., 11.25%, 3/1/1999..........        1,033,590
                      20,000,000     Union Pacific Corp., 6.70%, 2/23/2019..............................       20,335,000
                                                                                                              -----------
                                                                                                               29,353,272

                     UTILITIES: 0.2%
                       1,500,000     Idaho Power Co. 1st Mtge. Bonds, 9.50%, 1/1/2021, Callable 2001....        1,652,340
                                                                                                             ------------
                                                                                                              234,875,737

                     FOREIGN (U.S. DOLLAR-DENOMINATED): 5.1%
                     CANADIAN CORPORATE: 3.4%
                       7,062,000     Canadian Pacific Ltd., 9.45%, 8/1/2021.............................        9,199,102
                       9,000,000     Hydro-Quebec, 8.40%, 1/15/2022.....................................       10,988,730
                       6,000,000     Hydro-Quebec, 9.50%, 11/15/2030....................................        8,265,120
                                                                                                             ------------
                                                                                                               28,452,952

                     INTERNATIONAL AGENCY: 1.7%
                       4,150,000     European Investment Bank, 10.125%, 10/1/2000.......................        4,518,230
                       8,750,000     Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003..        9,112,600
                                                                                                             ------------
                                                                                                               13,630,830
                                                                                                             ------------
                                                                                                               42,083,782
                                                                                                             ------------
                                                  Total Bonds (cost $768,037,357).......................      798,524,149
                                                                                                             ------------

SHORT-TERM            22,065,439     SSgA Prime Money Market Fund.......................................       22,065,439
INVESTMENTS:           9,792,891     SSGA United States Treasury Money Market Fund......................        9,792,891
3.9%                                                                                                         ------------
                                                  Total Short-Term Investments (cost$31,858,330)........       31,858,330

                     TOTAL INVESTMENTS (cost $799,895,687)......................  100.4%                      830,382,479
                     OTHER ASSETS LESS LIABILITIES..............................   (0.4)                       (3,053,166)
                                                                                  -----                       -----------
                     TOTAL NET ASSETS...........................................  100.0%                     $827,329,313
                                                                                  =====                      ============

  *  CMO: Collateralized Mortgage Obligation
 **  REMIC:  Real Estate Mortgage Investment Conduit
 ++  Cumulative Preferred Securities

                See accompanying Notes to Financial Statements
===============================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                        Statement of Assets and Liabilities                                                 June 30, 1998
                        -------------------------------------------------------------------------------------------------
                        ASSETS:
                        Investments, at market value (identified cost $799,895,687).....................      $830,382,479
                        Cash............................................................................         3,807,811
                        Dividends and interest receivable...............................................         9,459,292
                        Receivable for investments sold.................................................           135,631
                        Prepaid expenses................................................................            41,430
                                                                                                              ------------
                                                                                                               843,826,643
                                                                                                              ------------

                        LIABILITIES:
                        Payable for investments purchased...............................................        15,773,839
                        Payable for Fund shares redeemed................................................           360,511
                        Management fees payable.........................................................           279,351
                        Accounts payable................................................................            83,629
                                                                                                              ------------
                                                                                                                16,497,330
Net asset value                                                                                               ------------
per share $12.14              NET ASSETS................................................................      $827,329,313
                                                                                                              ============

Beneficial              NET ASSETS CONSIST OF:
shares outstanding      Paid in capital.................................................................      $794,123,344
68,136,078              Accumulated undistributed net investment income.................................           721,737
(par value $.01 each,   Accumulated undistributed net realized gain on investments......................         1,997,440
unlimited shares        Net unrealized appreciation on investments......................................        30,486,792
authorized)                                                                                                   ------------
                                                                                                              $827,329,313
                                                                                                              ============

                See accompanying Notes to Financial Statements
===============================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Statement of Operations                                             Six Months Ended June 30, 1998
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest........................................................................       $25,595,910
                                                                                       -----------

EXPENSES:
Management fees (Note 2)........................................................         1,591,411
Custodian fees..................................................................            25,767
Transfer agent fees.............................................................            67,354
Accounting and audit fees.......................................................            27,862
Legal fees......................................................................             5,446
Shareholder reports.............................................................            51,397
Registration fees...............................................................            73,611
Trustees' fees..................................................................             7,000
Miscellaneous...................................................................            24,127
                                                                                       -----------
                                                                                         1,873,975
                                                                                       -----------
NET INVESTMENT INCOME...........................................................        23,721,935
                                                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments..............................................         2,003,320
  Change in unrealized appreciation of investments..............................         4,049,370
                                                                                       -----------
     Net realized and unrealized gain on investments............................         6,052,690
                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       $29,774,625
                                                                                       ===========

                See accompanying Notes to Financial Statements
===============================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Statement of Changes in Net Assets                                 Six Months Ended June 30, 1998
-------------------------------------------------------------------------------------------------
                                                                      1998              1997
OPERATIONS:
Net investment income................................            $  23,721,935      $ 18,968,810
Net realized gain (loss).............................                2,003,320          (700,805)
Net change in unrealized appreciation (depreciation).                4,049,370          (938,755)
                                                                 -------------      ------------
Net increase in net assets from operations...........               29,774,625        17,329,250
                                                                 -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................              (23,583,997)      (18,622,099)
Net realized gain....................................               (2,724,449)               --
                                                                 -------------      ------------
Total distributions..................................              (26,308,446)      (18,622,099)
                                                                 -------------      ------------
BENEFICIAL SHARE TRANSACTIONS:
Amounts received from sale of shares.................              243,987,786       148,156,989
Net asset value of shares issued in reinvestment of
distributions.......................................                16,600,663        11,279,293
Amounts paid for shares redeemed.....................             (142,175,403)      (80,862,819)
                                                                 -------------      ------------
Net increase from beneficial share transactions......              118,413,046        78,573,463
                                                                 -------------      ------------
Total increase in net assets.........................              121,879,225        77,280,614
NET ASSETS:
Beginning of period..................................              705,450,088       532,840,160
                                                                 -------------      ------------
End of period (including undistributed net investment
income of $721,737 and $738,424, respectively).......            $ 827,329,313      $610,120,774
                                                                 =============      ============
Shares sold..........................................               20,085,638        12,736,845
Shares issued in reinvestment of distributions.......                1,375,879           978,299
Shares redeemed......................................              (11,734,424)       (6,933,657)
                                                                 -------------      ------------
Net increase in shares outstanding...................                9,727,093         6,781,487
                                                                 =============      ============

                See accompanying Notes to Financial Statements
===============================================================================

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                              D O D G E  &  C O X
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                                  Income Fund


          Notes to Financial Statements
          ----------------------------------------------------------------------

     1 Dodge & Cox Income Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan of reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles for investment companies. Significant accounting policies are as follows:
          (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

          The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

    2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee of $3,000 and an attendance fee of $1,500 for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

    3 For the six months ended June 30, 1998, purchases and sales of securities, other than short-term securities, aggregated $225,569,731 and $101,174,980, respectively, of which U.S. government obligations aggregated $168,413,449 and $57,353,753, respectively. At June 30, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $30,486,792, of which $30,753,366 represented appreciated securities and $266,574 represented depreciated securities.

    The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

===============================================================================

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

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

       Financial Highlights
       ---------------------------------------------------------------------------------------------------------------------------
       SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                                                      Six Months Ended
                                                              June 30,                                      Year Ended December 31,
                                                      ----------------      -------------------------------------------------------
                                                                  1998        1997        1996        1995         1994        1993
       Net asset value, beginning of period                    $ 12.08      $11.68      $12.02      $10.74      $ 11.89      $11.55
       Income from investment operations:
         Net investment income                                     .36         .73         .74         .78          .77         .78
         Net realized and unrealized gain (loss)                   .10         .40        (.34)       1.34        (1.11)        .51
                                                               -------      ------      ------      ------      -------      ------
         Total from investment operations                          .46        1.13         .40        2.12         (.34)       1.29
                                                               -------      ------      ------      ------      -------      ------
       Distributions to shareholders from:
         Net investment income                                    (.36)       (.73)       (.74)       (.78)        (.76)       (.78)

         Net realized gain                                        (.04)         --          --        (.06)        (.05)       (.17)

                                                               -------      ------      ------      ------      -------      ------
         Total distributions                                      (.40)       (.73)       (.74)       (.84)        (.81)       (.95)

                                                               -------      ------      ------      ------      -------      ------
         Net asset value, end of period                        $ 12.14      $12.08      $11.68      $12.02      $ 10.74      $11.89
                                                               -------      ------      ------      ------      -------      ------
       Total return                                               3.86%      10.00%       3.62%      20.21%       (2.89)%     11.34%

       Ratios/supplemental data:
         Net assets, end of period (millions)                  $   827      $  705      $  533      $  303      $   195      $  180
         Ratio of expenses to average net assets                   .48%*       .49%        .50%        .54%         .54%        .60%

         Ratio of net investment income
         to average net assets                                    6.10%*      6.32%       6.65%       6.85%        6.90%       6.50%

         Portfolio turnover rate                                    14%         28%         37%         53%          55%         26%


        * Annualized

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                                  Income Fund


General Information
--------------------------------------------------------------------------------

Investment Manager

Since 1930, Dodge & Cox has been providing professional investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions. Dodge & Cox manages the Dodge & Cox Income Fund, the Dodge & Cox Balanced Fund and the Dodge & Cox Stock Fund.

No-Load Fund

Shares of the Fund are purchased and redeemed at net asset value.
There are no sales, redemption or rule 12b-1 plan distribution charges.

Gifts

Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic Investment Plan

Shareholders may make regular monthly or quarterly investments of $100 or more through automatic deductions from their bank accounts.

Withdrawal Plan

Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

Reinvestment Plan

Shareholders may direct that dividend and capital gains distributions be reinvested in additional Fund shares.

The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan

The Fund has a Regular and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.

Shareholder Inquiries

Fund literature and details on all of these Plans are available from the Fund upon request.

             Dodge & Cox Income Fund
             c/o BFDS
             P.O. Box 9051
             Boston, MA 02205-9051
             (800) 621-3979

================================================================================